Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
CASH FLOWS USED IN OPERATIONS (see Appendix)	$ (4,253)	$ (4,659)	$ (9,255)
Income tax paid	(11)	(22)	(14)
Interest received	42		4
Net cash flow used in operating activities	(4,222)	(4,681)	(9,265)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(4)	(2)	(32)
Purchase of intangible assets	(7)	(7)	(6)
Investment in short-term deposits		(5,000)
Withdrawal of short-term deposits	3,498	1,500
Net cash flow generated from (used in) investing activities	3,487	(3,509)	(38)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants and from exercise of warrants, net of issuances costs	8,634	7,919	1,902
Net cash flow generated from financing activities	8,634	7,919	1,902
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	7,899	(271)	(7,401)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,828	3,001	10,312
GAINS (LOSSES) FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(102)	98	90
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	10,625	2,828	3,001
NET CASH USED IN OPERATIONS:
Loss for the year before taxes on income	(6,578)	(2,552)	(8,979)
Adjustment in respect of:
Profit from changes in the fair value of warrants issued to investors	(148)	(3,502)	(25)
Loss (gain) from exchange differences on cash and cash equivalents	102	(98)	(90)
Retirement benefit obligation, net	14	(12)	(21)
Inventory impairment	328	297
Issuance expenses which were attributed to the warrants classified as a financial liability and charged directly to profit or loss	1,565	970
Revaluation of and exchange differences on short-term deposits		2
Interest received	(42)		(4)
Depreciation	34	60	80
Amortization	8	17	19
Stock-based compensation in connection with options granted to employees and service providers	157	64	104
CHANGES IN OPERATING ASSET AND LIABILITY ITEMS:
Decrease (increase) in accounts receivable - trade	(6)	3	233
Decrease (increase) in other current assets	(101)	262	640
Increase (decrease) in accounts payables - trade and contract liability		(177)	9
Increase (decrease) in other current liabilities	396	(202)	(393)
Decrease (increase) in inventory	18	209	(828)
NET CASH USED IN OPERATIONS	$ (4,253)	$ (4,659)	$ (9,255)